Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Level 3 [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Assets in respect of business combinations	$ 2,654	$ 1,368
Total Assets	2,654	1,368
Liabilities:
Liability in respect of business combinations	1,385	6,175
Put options of non-controlling interests	20,066	18,872
Total Liabilities	$ 21,451	$ 25,047